Non-controlling interests - Summarised financial information of subsidiary groups (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenue	R 172,313	R 126,173	R 72,124
Profit for the year	33,796	30,622	433
Total comprehensive income	38,431	28,616	(33)
Non-controlling interests (NCI)	742	1,310	371
Net increase in cash and cash equivalents	9,344	14,969	3,129
Dividends paid	18,176	1,698	85
Non-current assets	88,163	81,860	74,909
Current assets	64,831	52,243	26,163
Non-current liabilities	(51,108)	(45,900)	(55,607)
Current liabilities	(20,541)	(17,487)	(14,327)
Net assets	81,345	70,716	31,138	R 24,724
Non- controlling interests
Disclosure of subsidiaries [line items]
Profit for the year	742	1,310	371
Total comprehensive income	733	1,329	370
Net assets	1,408	2,236	1,468	R 936
NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Net assets	1,395	1,224	1,135
Western Platinum Limited | Non- controlling interests
Disclosure of subsidiaries [line items]
Net assets	0	690	253
Operating segments | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Revenue	4,790	5,051	3,621
Profit for the year	987	1,255	460
Total comprehensive income	907	1,485	459
Non-controlling interests (NCI)	487	619	285
Operating segments | NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Net increase in cash and cash equivalents	70	1,626	334
Dividends paid	338	359	85
Non-current assets	3,741	3,620	3,393
Current assets	2,821	2,671	972
Non-current liabilities	(1,120)	(1,055)	(1,109)
Current liabilities	(553)	(593)	(463)
Net assets	4,889	4,643	2,793
Operating segments | Western Platinum Limited
Disclosure of subsidiaries [line items]
Revenue	0	26,781	11,125
Profit for the year	0	7,239	764
Total comprehensive income	0	7,251	764
Non-controlling interests (NCI)	0	444	17
Operating segments | Western Platinum Limited | Non- controlling interests
Disclosure of subsidiaries [line items]
Net increase in cash and cash equivalents	0	6,249	(2,070)
Dividends paid	0	0	0
Non-current assets	0	5,094	7,750
Current assets	0	14,737	6,832
Non-current liabilities	0	(20,738)	(22,462)
Current liabilities	0	(2,626)	(2,202)
Net assets	R 0	R (3,533)	R (10,082)